Related Parties (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 03, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 13, 2020	Aug. 08, 2018
Related parties expenses		$ 37,000	$ 0	$ 60,100	$ 0
Proceeds from debt						$ 300
Note payable due to related parties		35		35
Debt interest rate							4.00%
Accrued interest		$ 600		$ 600		$ 300
Debt extended maturity date	Dec. 31, 2020
John Textor [Member]
Note payable due to related parties								$ 172
Debt interest rate								18.00%